UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-005642
American Income Fund, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Joseph M. Ulrey III 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	10/31/04

Date of reporting period:	7/31/04

ITEM 1: Schedule of Investments

American Income Fund	July 31, 2004 (Unaudited)

Description of Security		Par Value	Value (a)

(Percentages of each investment category relate to net assets)

High Yield Corporate Bonds — 41.0%
Aerospace — 0.9%
BE Aerospace,
Callable 8/15/04 @ 104.75
9.50%, 11/1/2008		$200,000	$202,000
Sequa
9.00%, 8/1/2009		500,000	540,000
			742,000

Cable Television — 2.4%
Charter Communications,
Callable 8/15/04 @ 104.31
8.63%, 4/1/2009		500,000	382,500
CSC Holdings, Series B
7.63%, 4/1/2011		500,000	505,000
DirectTV Holdings,
Callable 3/15/08 @ 104.19
8.38%, 3/15/2013		125,000	140,000
Echostar DBS,
Callable 1/15/08 @ 100.00
9.13%, 1/15/2009		324,000	354,780
Insight Midwest,
Callable 11/1/05 @ 105.25
10.50%, 11/1/2010		200,000	214,500
Mediacom,
Callable 1/15/06 @ 104.75
9.50%, 1/15/2013		200,000	187,000
Paxson Communications,
Callable 7/15/05 @ 105.38
10.75%, 7/15/2008		250,000	254,375
			2,038,155

Chemicals and Plastics — 1.6%
BCP Caylux Holdings,
Callable 6/15/09 @ 104.81	(c)
9.63%, 6/15/2014		500,000	521,250
Equistar Chemical
10.13%, 9/1/2008		250,000	272,500
Huntsman ICI Chemicals,
Callable 8/15/04 @ 105.06
10.13%, 7/1/2009		200,000	203,500
Nalco Co,
Callable 11/15/07 @ 103.88	(c)
7.75%, 11/15/2011		200,000	209,000
Polyone
8.88%, 5/1/2012		200,000	198,500
			1,404,750

Consumer Products — 0.5%
Sealy Mattress,
Callable 6/15/09 @ 104.13	(c)
8.25%, 6/15/2014		250,000	250,000
Simmons,
Callable 1/15/09 @ 103.94	(c)
7.88%, 1/15/2014		200,000	202,500
			452,500

Containers — 1.3%
Greif Brothers,
Callable 8/1/07 @ 104.44
8.88%, 8/1/2012		300,000	327,000
Owens-Brockway Glass Container,
Callable 2/15/06 @ 104.44
8.88%, 2/15/2009		500,000	542,500
Stone Container,
Callable 7/1/07 @ 104.19
8.38%, 7/1/2012		200,000	213,500
			1,083,000

Energy — 2.5%
Dynegy Holdings,
Callable 7/15/08 @ 105.06	(c)
10.13%, 7/15/2013		200,000	220,000
El Paso
7.75%, 1/15/2032		250,000	203,750

Gulfterra Energy Partner,
Callable 12/1/07 @ 105.31
10.63%, 12/1/2012		66,000	78,540
Parker Drilling, Series B,
Callable 11/15/04 @ 105.06
10.13%, 11/15/2009		500,000	530,000
Swift Energy,
10.25%, 8/1/2009		500,000	528,750
Williams Companies
7.13%, 9/1/2011		500,000	520,000
			2,081,040

Emerging Markets — 4.1%
Aries Vermogen
9.60%, 10/25/2014	(c)	500,000	528,460
TRAC-X EM LTD, Series trx1
6.50%, 12/23/2008	(c)	3,000,000	2,932,500
			3,460,960

Financial Services — 0.3%
E*Trade Financial,
Callable 6/15/08 @ 104.00	(c)
8.00%, 6/15/2011		250,000	251,250

Food and Beverage Products — 1.0%
Corn Products International
8.25%, 7/15/2007		500,000	545,000
Swift & Co,
Callable 10/1/06 @ 106.25
12.50%, 1/1/2010		250,000	265,625
			810,625

Gaming — 1.2%
Isle of Capri Casinos,
Callable 3/1/09 @ 103.50
7.00%, 3/1/2014		500,000	475,625
Mandalay Resort, Series B
0.25%, 8/1/2007		250,000	279,375
Mohegan Tribal Gaming
6.38%, 7/15/2009		250,000	253,437
			1,008,437

Health Care — 1.2%
Alliance Imaging,
Callable 4/15/06 @ 105.19
10.38%, 4/15/2011		200,000	208,000
IASIS Healthcare,
Callable 6/15/09 @ 104.38	(c)
8.75%, 6/15/2014		250,000	258,750
Medco Health Solutions
7.25%, 8/15/2013		300,000	323,274
Triad Hospitals,
Callable 11/15/08 @ 103.50
7.00%, 11/15/2013		200,000	196,500
			986,524

Hotels — 0.9%
Florida Panthers Holdings,
Callable 8/27/04 @ 104.94
9.88%, 4/15/2009		500,000	524,690
Hilton Hotels
8.25%, 2/15/2011		200,000	225,500
			750,190

Manufacturing — 3.1%
AK Steel,
Callable 6/15/07 @ 103.88
7.75%, 6/15/2012		250,000	231,250
Amsted Industries,
Callable 10/15/07 @ 105.12	(c)
10.25%, 10/15/2011		200,000	214,000
Case New Holland,
Callable 8/1/07 @ 104.62	(c)
9.25%, 8/1/2011		200,000	218,000
Collins & Aikman Products,
Callable 4/15/06 @ 100.00
11.50%, 4/15/2006		450,000	442,125
Flextronics International Ltd.,
Callable 5/15/08 @ 103.25
6.50%, 5/15/2013		250,000	245,000

International Steel Group
6.50%, 4/15/2014	(c)	300,000	283,500
Texas Industries,
Callable 6/15/07 @ 105.12
10.25%, 6/15/2011		200,000	228,000
USEC
6.63%, 1/20/2006		200,000	199,000
WCI Communities,
Callable 5/1/07 @ 104.56
9.13%, 5/1/2012		500,000	538,750
			2,599,625

Miscellaneous — 4.0%
Dow Jones CDX HY, Series 3-1
7.75%, 12/29/2009		1,000,000	978,130
Dow Jones CDX HY, Series 3-3
8.00%, 12/29/2009		2,500,000	2,428,125
			3,406,255

Paper Products — 1.2%
Abitibi-Consolidated
8.55%, 8/1/2010		250,000	263,750
Bowater Canada Finance
7.95%, 11/15/2011		250,000	256,875
Georgia-Pacific
8.88%, 5/15/2031		200,000	223,000
Tembec Industries
8.50%, 2/1/2011		300,000	309,000
			1,052,625

Real Estate — 0.5%
LNR Property,
Callable 7/15/08 @ 103.81
7.63%, 7/15/2013		200,000	200,500
Meristar Hospitality
9.18%, 1/15/2011		200,000	206,500
			407,000

Services — 5.0%
Ahold Finance USA
8.25%, 7/15/2010		300,000	321,000
Allied Waste,
Callable 4/15/08 @ 103.94
7.88%, 4/15/2013		500,000	520,000
Autonation
9.00%, 8/1/2008		500,000	560,000
Buffets,
Callable 7/15/06 @ 105.62
11.25%, 7/15/2010		200,000	212,000
Dex Media,
Callable 11/15/08 @ 104.00	(c)
8.00%, 11/15/2013		200,000	201,000
Dominos,
Callable 7/1/07 @ 104.12
8.25%, 7/1/2011		500,000	533,750
Primedia,
Callable 5/15/06 @ 104.44
8.88%, 5/15/2011		200,000	196,000
Rite Aid
7.13%, 1/15/2007		250,000	255,625
Service Corporation International
7.70%, 4/15/2009		500,000	526,250
Six Flags,
Callable 4/15/08 @ 104.88
9.75%, 4/15/2013		500,000	466,250
Toys R Us
7.38%, 10/15/2018		250,000	235,000
United Rentals,
Callable 2/15/09 @ 103.50
7.00%, 2/15/2014		250,000	228,125
			4,255,000

Telecommunications — 3.8%
American Cellular, Series B,
Callable 8/1/07 @ 105.00
10.00%, 8/1/2011		250,000	217,500
Citizens Communications
9.25%, 5/15/2011		250,000	267,693
Crown Castle,
Callable 8/1/05 @ 105.38
10.75%, 8/1/2011		500,000	558,750

Horizon PCS.
Callable 7/15/08 @ 105.69	(c)
11.38%, 7/15/2012		200,000	204,000
Lucent Technologies
6.45%, 3/15/2029		250,000	190,625
Nextel Communications,
Callable 11/15/04 @ 104.69
9.38%, 11/15/2009		500,000	533,750
Nortel Networks
6.13%, 2/15/2006		250,000	249,375
Qwest
9.13%, 3/15/2012	(c)	400,000	439,000
Qwest Capital Funding
7.00%, 8/3/2009		400,000	356,000
Triton PCS,
Callable 11/15/06 @ 104.38
8.75%, 11/15/2011		250,000	193,750
			3,210,443

Transportation — 0.9%
CP Ships Limited,
Callable 7/15/07 @ 105.19
10.38%, 7/15/2012		500,000	567,430
Northwest Airlines
9.88%, 3/15/2007		200,000	155,000
			722,430

Utilities — 4.6%
AES
9.38%, 9/15/2010	(c)	500,000	542,500
Allegheny Energy
8.25%, 4/15/2012		500,000	505,000
Centerpoint Energy, Series B
6.85%, 6/1/2015		500,000	531,435
CMS Energy
8.50%, 4/15/2011		500,000	525,000
Homer City Funding
8.14%, 10/1/2019		198,000	209,880
Illinova,
Callable 12/15/06 @ 105.75
11.50%, 12/15/2010		300,000	354,000
Midwest Generation,
Callable 5/1/09 @ 104.38	(c)
8.75%, 5/1/2034		300,000	318,000
Nevada Power,
Callable 8/15/08 @ 104.50
9.00%, 8/15/2013		400,000	446,000
Pseg Energy Holdings
8.63%, 2/15/2008		200,000	217,000
Teco Energy
7.20%, 5/1/2011		250,000	257,500
			3,906,315

Total High Yield Corporate Bonds
(cost: $33,397,012)			34,629,124

Description of Security	Par Value	Value (a)

(Percentages of each investment category relate to total net assets)

U.S. Government and Agency Securities — 53.5%
U.S. Agency Mortgage-Backed Securities — 53.2%
Adjustable Rate — 2.0%
FHLMC
3.18%, 9/1/2018, #605911	$380	$388

3.22%, 7/1/2027, #70179		4,272	4,358
3.32%, 10/1/2032, #725110		1,065,122	1,101,762
GNMA
4.63%, 12/20/2022, #8096	(h)	607,701	618,045
			1,724,553

Fixed Rate — 51.2%
FHLMC
6.50%, 8/1/2030, #C43641	(h)	285,456	299,015
FHLMC Gold
6.50%, 11/1/2028, #C00676		669,028	700,806
5.50%, 10/1/2033, #A15120	(h)	1,870,501	1,878,693
FNMA
4.00%, 11/1/2010, #254956	(h)	3,068,754	3,011,982
6.00%, 12/1/2013, #190179		704,775	733,403
7.50%, 5/1/2015, #537440		110,301	117,988
7.00%, 6/1/2017, #254384	(h)	574,235	609,407
7.00%, 7/1/2017, #254414	(h)	756,119	802,431
6.00%, 9/1/2017, #653368	(j)	772,225	806,497
5.00%, 11/1/2018, #750989	(h)	908,999	917,235
5.00%, 2/1/2019, #767182		1,417,638	1,428,710
6.00%, 5/1/2029, #323702	(h)	1,054,551	1,087,505
6.50%, 5/1/2031, #540814	(h)	321,659	335,831
6.50%, 9/1/2031, #596680		797,191	842,033
7.00%, 3/1/2032, #635970	(h)	450,036	475,350
6.50%, 6/1/2032, #596712	(j)	1,095,586	1,143,517
5.50%, 6/1/2033, #709700	(h)	1,367,232	1,371,074
6.00%, 11/1/2033, #743642	(h)	1,239,796	1,272,340
5.50%, 12/1/2033, #756202		1,634,758	1,639,352
6.00%, 1/1/2034, #763687	(h)	1,490,287	1,529,407
5.50%, 2/1/2034, #766070		1,498,131	1,501,412
FNMA TBA (i)
5.50%, 8/1/2033		3,000,000	3,011,154
6.00%, 3/1/2034		5,500,000	5,645,415
4.50%, 5/1/2034		10,000,000	9,451,890
GNMA
6.50%, 4/15/2033, #602233	(h)	785,480	821,565
5.50%, 8/15/2033, #604567	(h)	1,861,887	1,875,274

Total U.S. Agency Mortgage-Backed Securities			43,309,286

U.S. Treasury Obligation — 0.3%
U.S. Treasury Bill
1.44%, 9/23/2004		215,000	214,596

Total U.S. Government and Agency Securities
(cost: $45,246,116)			45,248,435

Description of Security		Par Value	Value (a)

CMO—Private Mortgage-Backed Securities — 20.2%
Adjustable Rate — 2.4%
California Federal Bank Los Angeles
Series 1991-Cl2, Class A	(g)
6.15%, 7/15/2021		36,056	35,346
DLJ ABS Trust
Series 2000-5, Class M1	(b) (j)
2.10%, 9/25/2030		2,000,000	2,003,340
			2,038,686

Fixed Rate — 17.8%
Citicorp Mortgage Securities
Series 2001-6, Class M	(j)
6.50%, 5/25/2029		1,947,632	1,952,598
First Nationwide Trust
Series 2001-3, Class 2A1	(j)
8.22%, 1/25/2023		224,540	229,107
GMAC Mortgage Corporation Loan Trust
Series 2003-GH2, Class A3
5.00%, 3/25/2023		1,500,000	1,486,545
Goldman Sachs Mortgage Securities
Series 2001-2, Class A	(c)
7.50%, 6/19/2032		777,180	832,320
Series 2003-1, Class B2
6.93%, 3/25/2043		1,982,409	2,014,664
Residential Accredit Loans
Series 1997-QS13, Class M3	(j)
7.25%, 12/25/2027		848,081	838,829
Residential Asset Mortgage Products
Series 2003-SL1, Class M2
7.32%, 4/25/2031		1,111,985	1,150,638
Residential Asset Securitization Trust
Series 2002-A12, Class 1A1
5.20%, 11/25/2032		756,066	760,920

Sequoia Mortgage Trust
Series 2004-5, Class X1	(f)
0.80%, 6/20/2034		11,317,368	1,465,215
Washington Mutual MSC Mortgage
Series 2003-AR3, Class B1	(j)
5.01%, 6/25/2033		1,988,585	2,030,842
Series 2003-MS9, Class CB2
7.43%, 12/25/2033		441,386	456,610
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-7, Class A3	(j)
4.50%, 8/25/2018		1,376,551	1,357,692
Series 2003-D, Class A1
4.86%, 2/25/2033		498,246	503,652
			15,079,632

Total CMO—Private Mortgage-Backed Securities
(cost: $17,306,899)			17,118,318

Description of Security		Principal Amount	Value (a)

Asset-Backed Securities — 17.8%
Commercial — 1.0%
Morgan Stanley Capital
Series 1999-FNV1, Class A1	(j)
6.12%, 3/15/2031		$774,431	$809,900

Credit Cards — 1.2%
Providian Gateway Master Trust
Series 2004-AA, Class C	(f)
2.28%, 3/15/2011		1,000,000	991,000

Home Equity — 13.6%
Ace Securities
Series 2003-OP1, Class M3	(b) (f)
3.10%, 12/25/2033		1,500,000	1,518,405
First Franklin Mortgage Loan
Series 2004-FFA, Class M2F	(b)
4.62%, 3/25/2024		2,760,000	2,694,892
Green Tree Financial
Series 1998-D, Class HEM1	(j)
6.71%, 8/15/2029		898,110	904,729
Home Equity Mortgage Trust
Series 2004-2, Class B1	(b) (f)
3.20%, 8/25/2034		1,000,000	1,003,410
Residential Asset Securities Corporation
Series 2002-KS1, Class AI4
5.86%, 11/25/2029		1,000,000	1,012,970
Residential Funding Mortgage Securities I
Series 2004-HI2, Class A4
5.17%, 9/25/2018		2,000,000	2,031,876
Series 2003-HI4, Class M1	(b)
5.53%, 2/25/2029		2,327,000	2,299,634
			11,465,916

Manufactured Housing — 2.0%
Green Tree Financial
Series 1994-2, Class A5	(j)
8.30%, 5/15/2019		727,284	764,012
Oakwood Mortgage Investments
Series 1994-A, Class A3	(j)
9.10%, 2/15/2015		972,435	975,014
			1,739,026

Total Asset-Backed Securities
(cost: $15,025,782)			15,005,842

Description of Security	Par Value	Value (a)

CMO—U.S. Agency Mortgage-Backed Securities — 8.0%
Fixed Rate — 4.9%
FHLMC REMIC
Series 2690, Class OE
5.00%, 11/15/2028	$1,274,000	$1,261,846
FNMA REMIC
Series 2004-27, Class HB
4.00%, 5/25/2019	1,923,137	1,704,861
Series 2002-W1, Class 2A (j)
7.50%, 2/25/2042	1,135,149	1,224,896
		4,191,603

Z-Bond — 3.1%
GNMA REMIC
Series 2001-8, Class Z	(e) (h)
6.50%, 3/20/2031		2,482,408	2,584,832

Total CMO—U.S. Agency Mortgage-Backed Securities
(cost: $6,393,793)			6,776,435

Private Mortgage-Backed Securities — 2.6%
Adjustable Rate (f) — 1.7%
MLCC Mortgage Investors
Series 2003-H. Class A3A
2.88%, 1/25/29		1,403,225	1,445,322

Fixed Rate — 0.9%
GRP/AG Real Estate Asset Trust
Series 2004-1, Class A
3.96%, 3/25/09,	(b) (c)	560,355	560,355
Series 2003-1, Class A
5.97%, 11/25/32	(b)	224,560	226,245
			786,600
Total Private Mortgaged-Backed Securities
(cost: $2,228,588)			2,231,922

Corporate Bonds — 0.9%
Telecommunications — 0.3%
Telus
8.00%, 6/1/11		250,000	288,540
Transportations — 0.6%
American Airlines, Series 99-1
7.02%, 10/15/09		500,000	493,750

Total Corporate Bonds
(cost: $671,033)			782,290

Put Options Purchased — 0.0%
US 5 year Note December 04
Futures Put, Expires 11/26/04,
Exercise price $106.50		4	1,812
US 5 year Note December 04
Futures Put, Expires 11/26/04,
Exercise price $107		50	29,688
Eurodollar 1 year Mid-Curve September 05
Futures Put, Expires 09/13/04,
Exercise price $96		50	4,063

Total Put Options Purchased
(cost: $67,745)			35,563

Total Investments in Unaffiliated Securities — 144.0%			121,827,929

Description of Security	Shares	Value (a)

Affiliated Money Market Fund (j) — 3.7%
First American Prime Obligations Fund, Class Z	3,093,556	$3,093,556

Total Affiliated Money Market Fund
(cost: $3,093,556)		3,093,556

Total Investments in Securities (k) — 147.7%
(cost: $123,430,524)		124,921,485

See accompanying Notes to Investments in Securities.

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Delayed interest (Step Bonds) – Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.  The interest rate shown represents the current yield at July 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(c)   Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been determined to be liquid under guidelines established by the Fund’s board of directors.

(d)  Security pledged as collateral for positions purchased on a when-issued basis.

(e)   Z-Bond – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates.  The interest rate shown represents the current yield based upon the current cost basis, eliminated timing, and amount of future cash flows.

(f)    Variable Rate Security – The rate shown on the Statement of Net Assets is the rate in effect as of July 31, 2004.

(g)  These securities are illiquid and are valued using market quotations where readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Fund’s board of directors.  The total value of these illiquid securities on July 31, 2004, was $35,346, which represents 0.04% of net assets.

(h)  On July 31, 2004, securities valued at $27,039,745 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquistion Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$10,550,000	7/21/04	1.40%	8/20/04	$9,744	(1)
4,571,000	7/21/04	1.40%	8/20/04	1,955	(2)
7,446,233	7/15/04	1.38%	8/16/04	4,853	(3)
$22,567,233				$16,552

*Interest rate as of July 31, 2004.  Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

(1)  Morgan Stanley;

FHLMC, 6.50%, 8/1/30, $285,456 par

FNMA, 7.00%, 6/1/17, $574,235 par

FNMA, 7.00%, 7/1/17, $756,119 par

FNMA, 6.00%, 9/1/17, $772,225 par

FNMA, 5.00%, 11/1/18, $908,999 par

FNMA, 5.00%, 2/1/19, $1,417,638 par

FNMA, 6.00%, 5/1/29, $1,054,551 par

FNMA, 6.50%, 5/1/31, $321,659 par

FNMA, 6.50%, 9/1/31, $797,191 par

FNMA, 7.00%, 3/1/32, $450,036 par

FNMA, 6.50%, 6/1/32, $1,095,586 par

FNMA, 6.00%, 1/1/34, $1,490,287 par

GNMA, 5.63%, 12/20/22, $607,701 par

GNMA, 6.50%, 4/15/33, $785,480 par

GNMA REMIC, 6.50%, 3/20/31, $2,482,408 par

(2)  Morgan Stanley;

FHLMC Gold, 6.50%, 11/1/28, $669,028 par

FHLMC REMIC, 5.00%, 11/15/28, $1,274,000 par

FNMA, 3.32%, 10/1/32, $1,065,122 par

FNMA, 5.50%, 12/1/33, $1,634,758 par

(3)  Morgan Stanley;

FHLMC Gold, 5.50%, 10/1/33, $1,870,501 par

FNMA, 4.00%, 11/1/10, $3,068,754 par

FNMA, 5.50%, 6/1/33, $1,367,232 par

GNMA, 5.50%, 8/15/33, $1,861,887 par

(i)   On July 31, 2004, the total cost of investments purchased on a when-issued basis was $118,117,500.

(j)    This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund.  See also Notes to Financial Statements

(k)  On July 31, 2004, the cost of investments in securities was $123,430,524.  The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$3,146,394
Gross unrealized depreciation	(1,655,433)
Net unrealized apreciation	$1,490,961

Abbreviations:

CMO - Collateralized Mortgage Obligation

FHLMC  – Federal Home Loan Mortgage Corporation

FNMA  - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

TBA – To Be Announced

Item 2—Controls and Procedures

(a)   Disclose the conclusions of the registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Response: The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of the date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.  Notwithstanding this conclusion, the registrant’s Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant’s disclosure controls and procedures.

(b)   Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Response: There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Income Fund, Inc.

By (Signature and Title)*	/s/ Thomas S. Schreier, Jr., President

Date	9/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)

By (Signature and Title)*	/s/ Thomas S. Schreier, Jr., President

Date	9/29/04

(Registrant)

By (Signature and Title)*	/s/ Joseph M. Ulrey III, Treasurer

Date	9/29/04

*Print the name and title of each signing officer under his or her signature.